UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2015

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2015 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

While disappointing, the performance of the stock market in 2015 was not really surprising given the historical rise in equities since 2009. When things are rolling along in our favor investor bias often assumes it will last forever when in fact market corrections of 10% or more occur about once every 18 to 24 months on average. Despite the three major indices of U.S. stocks setting record highs in May, the year ended in disappointment. Between the mid-year market peak and the time of this report many large diversified stock funds had posted losses of 20% or more, led by large and mid-cap value funds. Small cap stock and emerging market funds are now in bear market territory. Shares of companies in Russia and Brazil have actually been stuck in a bear market since 2011. There have been twelve bear markets with a decline of at least 25% in the S&P 500 Index since World War II. That is an average of one bear market every 5 to 6 years. Our last bear market ended six years ago in 2009. By year end the “r” word (recession) was beginning to gain momentum. A recession is defined as a period of temporary economic decline during which trade and industrial activity are reduced. As anxious investors fear the worse, the emphasis should be on the fact that corrections and recessions are always temporary. The fact is over time the stock market has recovered, from every downturn and gone on to surpass its old high point.

The stock market unraveled in the third quarter on discouraging news from China, fears of slowing global growth, slumping energy (oil prices hit a seven year low) and commodity prices and continuous unrest in the Middle East and Africa. With China devaluing its currency and projections of a slowing economy, the Dow Jones Industrial Average declined 10.5% in one week in August. Such a drop had only happened five times since 1976. Volatility was back with a vengeance. Corporate earnings are being pinched and investor confidence is shaken, waiting for the next fallout, especially after the horrific terrorist attacks in Paris this past November. Our fears and apprehension are further fueled by the media; after all bad news sells, which is why we are usually fed a steady diet of doom and gloom. Fortunately not all the news was negative. Consumers continue to benefit from lower gas prices at the pump. In the fourth quarter unemployment rates dropped to a seven year low of 5% and, despite the first interest rate hike since 2006, interest rates and inflation remain relatively low.

As in 2014, there was a significant disparity in performances between the individual equity sectors in 2015. Health Care repeated as the best performing sector in 2015 with a gain of 8%.  It should be noted that health care stocks and biotech stocks, in particular, are off to a terrible start in 2016. Stocks in general have started 2016 with the worst first 10 days in history. Although Amazon, Netflix, Facebook and Alphabet enjoyed banner years with double and triple digit percentage gains, the technology sector was only up slightly, returning 5.2%. Real Estate managed a gain of 2.4%. Utilities, one of the best performing sectors in 2014 were one of the worst performers in 2015, losing almost 10%. Plunging oil prices continued to drive down prices for commodity and energy stocks. The Natural Resources and Equity Precious Metals sectors were both down over 22% for the year.

MH Elite Small Cap Fund of Funds was down 6.7% in 2015, underperforming the Russell 2000 index’s loss of 4.4%. There was a significant gap in performance between value and growth stocks. Small cap value stocks were down 7.5% on average while small cap growth stocks were down only 1.4%, led by the health care and technology sectors. Keep in mind that it is not a fair analysis to directly compare a portfolio of funds against an individual fund or index.

August and September were particularly tough on the stock market with small cap stocks losing over 10%. October was a strong month with a gain of over 5% but not enough to overcome a market correction in small cap stocks. We had modest gains thru June which unraveled in the third quarter on news from China and a weak showing from the energy sector. While we all are enjoying low prices at the gas pumps, energy and commodity prices are taking their toll on the stock market. Technology and Health Care stocks, on the other hand, stayed positive for the year. Our diversified approach to investing means we will absorb the good with the bad. We can minimize our exposure to underperforming funds but it cannot be avoided completely. As is often mentioned, top performing funds will underperform approximately 30% of the time. We generally will maintain an equal weighting to value and growth funds.

We replaced a number of underperforming funds including Huber Capital Small Cap Value, AMG SouthernSun Small Cap, AllianceBernstein Small Cap Growth, BMO Small Cap Growth, Walthausen Small Cap Value, DFA US Micro Cap and Adirondack Small Cap. At the time these funds were replaced in the portfolio they had year to date losses in the range of 8 to 15%. In the fourth quarter we added Vanguard Tax Managed Small Cap, PNC Multi Factor Small Cap Core, Westwood Small Cap Value and Fidelity Small Cap Value to the portfolio. We added to our positions in TFS Small Cap, Glenmede Small Cap Equity, Vanguard Strategic Small Cap Equity and Vanguard Small Cap Value Index. T. Rowe Price Small Co. Stock, Glenmede Small Cap Equity and Vanguard Strategic Small Cap Equity outperformed the small cap sector by losing less. With a gain of 4.5%, T. Rowe Price New Horizons had an exceptional year as our only holding with a positive return as the small cap sector entered into bear market territory. We continue to search for the best mix of funds we believe will create a balanced approach to investing in small cap stocks over the long term. We try to look for consistency over 1, 3 and 5 year average annual returns.

We maintain a unique investing style, and to the best of our knowledge, there is only one other fund with a similar investing strategy of investing only in the small cap sector within the fund of funds structure. We have outperformed this fund for 7 consecutive years, in 8 of the past 10 years including a higher 1, 3, 5 and 10 year average annual return.

MH Elite Fund of Funds was down 2.7% in 2015, underperforming both the S&P 500 and Russell 1000 Indexes. Both indexes managed to remain slightly positive for the year with gains of 1.4% and 0.9% respectively. Our underperformance can be attributed to our allocation to mid and large cap funds. Individually, the underlying funds will weight their portfolios according to their own investment objectives which will include investing in a blend of stocks that may include small, mid and large cap holdings. As an example, a fund that is categorized as a large blend fund may also have some exposure to small cap stocks. To that end, MH Elite Fund of Funds made a number of changes to the portfolio in the fourth quarter to reduce the exposure to small and mid-cap stocks and increase our exposure to larger cap weighted funds. There was a noticeable disparity in returns from the various investing styles. For example the Russell 1000 Growth index was up 5.7% while the Russell 1000 Value Index was down 3.8%. We outperformed funds relegated to the Large Value, Mid-Cap Blend and Mid-Cap Value sectors. Our performance trailed the returns of the Large Growth, Large Blend and Mid-Cap Growth sectors. Tech and health care stocks accounted for most of the gains in the Mid and Large Growth categories.

In October, we sold a number of mid cap funds including Aston Fairpointe Mid Cap, Rydex S&P Value, Harbor Mid Cap Value and the Hodges Fund, all of which were down between 10% and 15% at that time. To further reduce our exposure to mid and small cap stocks we trimmed our positions in Vanguard Strategic Equity, Vanguard Selected Value and Primecap Odyssey

Aggressive Growth. Primecap Odyssey Aggressive Growth has been a top performing fund for several years but it invests heavily in mid and small cap stocks. To increase our weighting to larger cap funds we purchased Primecap Odyssey Stock allowing us to actually increase our investment with the Primecap Management team.

Our Large Value funds were also a drag to our overall performance. Not meeting our expectations, and subsequently sold, were Yacktman (-10%), Voya Corporate Leaders (-15%) and Fairholme (-10%). We also replaced underperforming growth funds Mathew 25 and Wells Fargo Advantage Growth.

New additions included only 2 mid-cap funds, John Hancock Disciplined Value Mid Cap and Hennessy Focus 30. For Large Cap Value exposure we added to our position in LSV Value Equity and purchased DoubleLine Shiller Enhanced CAPE and Vanguard U.S. Value. Other notable additions included Parnassus Core Equity, NASDAQ 100 Index and Fidelity Select Biotechnology. Rather than add a number of growth oriented funds heavily weighted to health care and technology, we opted to invest in the 2 sector funds from NASDAQ and Fidelity to maintain our exposure to health and tech stocks. The top holdings found in Fidelity Select Biotechnology and NASDAQ 100 Index are also the top holdings found in the top performing diversified large cap growth funds.

On the bright side, we benefitted from our investments in T. Rowe Price Media & Telecommunications (up 12%), Primecap Odyssey Aggressive Growth (up 4.5%), Akre Focus (up 2.7%) and Glenmede Large Cap Core (up 1.7%). We also received strong fourth quarter results from our new positions in DoubleLine Shiller Enhanced CAPE (up 8%), PrimeCap Odyssey Stock (up 7%), Nasdaq 100 Index (up 10%) and Fidelity Select Biotechnology (up 13%)

MH Elite Select Portfolio of Funds was down 5% in 2015, outperforming both foreign developed markets and emerging markets, down 5.7% and 15%, respectively. Emerging markets and commodities continue to slide and have been a drag on our overall performance. Concerns about the slowing growth rate in China, political worries in Brazil, Turkey and Russia and falling prices for oil and commodities continue to weigh heavily on these markets.  Our biggest distractors to performance were Vanguard Energy Index (-23%), T. Rowe Price Africa & Middle East (-19%), Harding Loevner Frontier Emerging Markets (-19%), Oppenheimer Developing Markets (-14%), Baron Emerging Markets (-11%) and Alpine Global Infrastructure (-11%). Our diversification into other asset classes helped to offset the losses in these areas but not enough to generate a positive return. Our foreign developed markets and healthcare positions helped to minimize the losses in emerging markets and commodities led by T.Rowe Price Health Sciences (13%), MFS International Value (6.8%) and Oppenheimer International Growth (3.4%).

In October we made the following changes: Cohen and Steers Realty Income replaced Prudential Global Real Estate, Allianz Global Water replaced Calvert Global Water Oppenheimer International Small Company replaced Franklin International Small Cap Growth.  Due to the instability in commodity prices we liquidated our position in Pimco Commodities Plus Strategy and trimmed our emerging market exposure by selling Columbia Acorn Emerging Market and trimming back on our position in Oppenheimer Developing Market. In the foreign developed market category we added FMI International and Oberweiss International Opportunities. We also invested in a new offering from Vanguard, the Vanguard Global Minimum Volatility fund.

The Fund has a target allocation to invest approx. 40% in Foreign Develop Markets, 25% in Emerging Market funds, 12% in Commodities, 6% in the Real Estate sector and 17% in other alternative strategies including the health care sector, infrastructure and cash.

The Fund’s allocation does not have a clear fit to a Morningstar category and consequently its star rating is not an accurate indicator of performance. The Morningstar Category for the Select Portfolio of Funds is World Stock. It is by intention that we limit U.S. exposure to less than 25% of the portfolio as our emphasis is on foreign and alternative markets to complement our other equity funds, MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds. Currently we have less than 21% allocated to the U.S. market. In contrast, top performing funds in the World Stock category have a 40 to 50% allocation to the U.S. market. With a strong underweight to the U.S., it is very clear why MH Elite Select Portfolio of Funds would lag the World Stock category at this time. A comparable fund to our Select Portfolio of Funds would be the STAAR International Fund, a fund of funds that Morningstar places in the Foreign Large Blend category. In all fairness to the Staar fund, it has a much lower allocation to the U.S. market than our fund but the investment objective of the Staar fund is more in line with our investment objective. The Select Portfolio of Fund has outperformed this comparable fund of funds for the past 1, 3 and 5 year average annual returns and in 7 of the past 9 years.

MH Elite Income Fund of Funds lost 2.4% in 2015, trailing the 0.5% return for the Barclay’s U.S. Aggregate Bond Index. Our under performance to the Barclay’s Bond Index can be mostly attributed to the fact we are a diversified income fund and invest in asset classes not represented in the Index which is heavily weighted to government securities. With significant exposure to the energy sector, the High Yield Bond category suffered its first annual loss since 2008 with a loss of 4.6% in 2015. Other categories that did not fare well in 2015 were World Bond, down 5.5%, Utilities, down almost 10% and large value stock funds with emphasis on yield, down 3.8%. Multi Sector (go anywhere) bond funds, Loomis Sayles Bond and Nuveen Strategic Income, struggled in 2015 as did our world bond position, Templeton Global Bond, and emerging bond holding, TCW Emerging Markets Income. In December we replaced these funds along with Pru Jennison Utility, Thompson Bond, USAA Intermediate Term and Berwyn Income.

Payden Corporate Bond, Goldman Sachs Emerging Markets Debt, Western Asset Core Plus Bond, Vanguard Total International Bond Index, Loomis Sayles Strategic Income, Fidelity Capital & Income and Vanguard Utility Index were added to the portfolio in December.

Our best performers were Cohen and Steers Preferred Securities and Income (up 6.2%), DoubleLine Total Return Bond (up 2.3%) and Pimco Income (up 2.6%).

Our current target allocation is to invest 40% in traditional bonds with an emphasis on short, intermediate term and multisector bond funds. We diversify the portfolio by allocating 8% to High Yield Bond Funds, 6% to Floating Rate/Bank Loan Funds, 8% to Emerging Market Bond Funds, 10% to World Bond Funds, 25% to Fund categories including Utilities, Preferred Stock and funds that generate income from stock dividends and 3% to cash.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach, all within the MH Elite Family of Funds.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Assembling a diversified multi-asset class portfolio is an investor’s best anecdote to market volatility. Studies have repeatedly shown that individual investors have significantly underperformed the market. It is not which fund(s) you choose but the mix of funds within the asset classes that will have the greatest impact on the overall performance of a portfolio. Here are a few tips to help weather the current market correction and increased volatility. To lessen the pain consider turning off the news, focus on something other than your account balances and keep your perspective, especially as it pertains to your long term financial goals. A report by Fidelity once concluded that investors who don’t log into their accounts perform better than investors who login regularly.

If you believe misery loves company then consider that the world’s 400 wealthiest individuals shed $19 billion in 2015. It was reported that Bill Gates lost $3 billion last year while Warren Buffett lost $11.3 billion as Berkshire Hathaway Inc., down 12%, had its first negative annual return since 2011.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders.

For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm	7.1	Fidelity Small Cap Discovery	7.3	T. Rowe Price New Horizons	7.9
Fidelity Small Cap Value	5.1	Vanguard Strategic Small Cap Equity Inv	7.3	T. Rowe Price Small Cap Stock	5.5
DFA US Targeted Value I	4.2	Hodges Small Cap	7.2	PNC Multi Factor Small Cap Core I	5.2
		Homestead Small Company Stock	7.2
		TFS Small Cap	7.0
		PIMCO Small Cap StocksPLUS AR Strategy I	6.6
		Glenmede Small Cap Equity Adv	6.4
		Vanguard Tax-Managed Small Cap Adm	6.2
		Westwood Small Cap Value I	5.1

Short-Term Securities and Other Assets – 4.7%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
30%	35%	35%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2005 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2015
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-6.70%	6.37%	3.90%
Russell 2000 Index	-4.41%	9.19%	6.80%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2015

Mutual Funds (95.3%)	Shares	Value

T. Rowe Price New Horizons	10,378	$ 440,638
Fidelity Small Cap Discovery	15,506	409,665
Vanguard Strategic Small Cap Equity Inv	14,049	407,129
Homestead Small Company Stock	11,415	404,662
Hodges Small Cap	22,662	402,705
Vanguard Small Cap Value Index Adm	9,436	400,654
TFS Small Cap	32,136	391,411
PIMCO Small Cap StockPLUS AR Strategy I	47,422	372,739
Glenmede Small Cap Equity Adv	14,453	359,592
Vanguard Tax-Managed Small Cap Adm	7,819	347,029
T. Rowe Price Small Cap Stock	8,052	310,888
PNC Multi Factor Small Cap Core I	14,313	291,842
Fidelity Small Cap Value	16,988	284,371
Westwood Small Cap Value I	21,786	284,314
DFA US Targeted Value I	11,843	233,896

Total Mutual Funds (Cost $ 5,119,250)		5,341,535

Short-Term Securities (3.6%)

Fidelity Institutional Money Market (Cost $ 203,652)		203,652

Total Short-Term Securities		203,652

Total Investments in Securities (Cost $ 5,322,902) (98.9%)		5,545,187

Other Assets (1.1%)		60,986

Net Assets (100%)		$ 5,606,173

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2015

Assets

Investments in securities at value (Cost $ 5,322,902)	$ 5,545,187
Cash	60,986

Total Assets	5,606,173

Liabilities

Total Liabilities	-

Net Assets	$ 5,606,173

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 850,615)	$ 5,033,256
Accumulated realized gain on investments	350,632
Net unrealized appreciation on investments	222,285

Net Assets	$ 5,606,173

Net asset value per share	$ 6.59

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2015

Investment income
Dividend income from underlying funds	$ 27,329
Interest income from underlying funds	8,399
Dividend income from money market	113
Total investment income	35,841

Expenses
Investment advisory fees	60,246
Administrative service fees	15,062
Total expenses	75,308

Net investment loss	(39,467)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	186,529
Net realized gain from investments	164,103
Net change in unrealized appreciaton/(depreciation) on investments	(714,400)
Net realized and unrealized loss on investments	(363,768)

Net decrease in net assets resulting from operations	$ (403,235)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2015 and 2014

	2015	2014
Increase in net assets from operations
Net investment loss	$ (39,467)	$ (48,148)
Capital gain distributions from underlying funds	186,529	457,581
Net realized gain/(loss) from investments	164,103	(34,174)
Net change in unrealized depreciation on investments	(714,400)	(337,876)
Net increase/(decrease) in net assets resulting from operations	(403,235)	37,383

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(375,259)	(794,513)
Total distributions	(375,259)	(794,513)

Capital share transactions (note 5)	199,139	604,082
Total decrease	(579,355)	(153,048)

Net assets at beginning of period	6,185,528	6,338,576
Net assets at end of period	$ 5,606,173	$ 6,185,528

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE I	5.4	Glenmede Large Cap Core Portfolio	6.2	ClearBridge Aggressive Growth FI	4.8
LSV Value Equity	4.8	Oakmark Select I	6.0	Nicholas	4.6
T. Rowe Price Value	4.8	Primecap Odyssey Stock	4.9	Shelton Nasdaq-100 Index Direct	4.6
Vanguard U. S. Value Inv	4.6	PIMCO Fundamental IndexPlus AR I	4.8	T. Rowe Price Media & Telecommunications	4.2
		Parnassus Core Equity Inv	4.5

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Vanguard Selected Value Inv	3.5	Vanguard Strategic Equity Inv	3.6	Primecap Odyssey Aggressive Growth	5.5
John Hancock Disciplined Value Mid Cap I	3.2	Hennessy Cornerstone Mid Cap 30 I	3.1	Akre Focus I	5.0
				Fidelity Select Biotechnology Portfolio	3.6

Short-Term Securities and Other Assets – 8.3%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
32%	31%	37%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2005, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2015
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	-2.73%	7.79%	4.51%
Russell 1000 Index	0.92%	12.44%	7.40%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2015

Mutual Funds (91.7%)	Shares	Value

Glenmede Large Cap Core Portfolio	29,257	$ 632,828
Oakmark Select I	15,543	609,457
Primecap Odyssey Aggressive Growth	17,410	564,070
DoubleLine Shiller Enhanced CAPE I	46,560	554,531
Akre Focus I	21,771	510,087
Primecap Odyssey Stock	21,213	500,849
PIMCO Fundamental Index Plus AR I	85,315	494,824
LSV Value Equity	21,602	492,737
T. Rowe Price Value	15,652	489,135
ClearBridge Aggressive Growth FI	2,606	488,988
Nicholas	7,550	473,455
Vanguard U.S. Value Inv	28,952	471,917
Shelton Nasdaq-100 Index Direct	39,886	469,463
Parnassus Core Equity Inv	12,475	461,203
T. Rowe Price Media & Telecommunications	6,031	425,858
Fidelity Select Biotechnology Portfolio	1,573	371,069
Vanguard Strategic Equity Inv	12,962	366,818
Vanguard Selected Value Inv	14,000	361,900
John Hancock Disciplined Value Mid Cap I	17,224	329,847
Hennessy Cornerstone Mid Cap 30 I	16,770	317,130

Total Mutual Funds (Cost $ 9,213,360)		9,386,166

Short-Term Securities (7.0%)

Fidelity Institutional Money Market (Cost $ 712,715)		712,715

Total Short-Term Securities (Cost $ 712,715)		712,715

Total Investments in Securities (Cost $ 9,926,075) (98.7%)		10,098,881

Other Assets (1.3%)		135,974

Net Assets (100%)		$ 10,234,855

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2015

Assets

Investments in securities at value (Cost $ 9,926,075)	$ 10,098,881
Cash	135,974

Total Assets	10,234,855

Liabilities

Total Liabilities	-

Net Assets	$ 10,234,855

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,686,593)	$ 9,140,605
Accumulated realized gain on investments	921,444
Net unrealized appreciation on investments	172,806

Net Assets	$ 10,234,855

Net asset value per share	$ 6.07

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2015

Investment income
Dividend income from underlying funds	$ 112,574
Dividend income from money market	392
Total investment income	112,966

Expenses
Investment advisory fees	103,952
Administrative service fees	25,988
Total expenses	129,940

Net investment loss	(16,974)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	287,116
Net realized gain from investments	634,328
Net change in unrealized appreciation/(depreciation) on investments	(1,189,282)
Net realized and unrealized loss on investments	(267,838)

Net decrease in net assets resulting from operations	$ (284,812)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2015 and 2014

	2015	2014
Increase in net assets from operations
Net investment loss	$ (16,974)	$ (6,444)
Capital gain distributions from underlying funds	287,116	550,975
Net realized gain from investments	634,328	1,052,728
Net change in unrealized depreciation on investments	(1,189,282)	(905,053)
Net increase/(decrease) in net assets resulting from operations	(284,812)	692,206

Distributions to shareholders from:
Net investment income	-	(20,616)
Realized gains	(1,597,259)	(499,860)
Total distributions	(1,597,259)	(520,476)

Capital share transactions (note 5)	1,438,080	653,094
Total increase/(decrease)	(443,991)	824,824

Net assets at beginning of period	10,678,846	9,854,022
Net assets at end of period	$ 10,234,855	$ 10,678,846

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Value I	7.1	Virtus Emerging Markets Opportunities I	5.4	Vanguard Materials Index Adm	3.1
Oakmark International I	6.5	Oppenheimer Developing Markets Y	4.6	AllianzGl Global Water I	3.0
Lazard International Strategic Equity I	6.0	Baron Emerging Markets Retail	2.6	Fidelity Select Chemicals Portfolio	2.9
Oppenheimer International Growth Y	5.7	Harding Loevner Frontier Emerging Markets I	2.5
PIMCO International StocksPLUS AR Strategy I (USD-Hedged)	5.5
Oppenheimer International Small-Mid Co. Y	5.1
Oberweis International Opportunities	4.2
FMI International	3.9

Global Real Estate	%	World Stock	%	Health	%
Cohen & Steers Real Estate Securities I	3.0	Vanguard Global Minimum Volatility Adm	3.8	T. Rowe Price Health Sciences	6.6
Third Avenue Real Estate Value I	2.7	Alpine Global Infrastructure I	3.2

Equity Energy	%	Misc. Region	%
Vanguard Energy Index Adm	2.6	T. Rowe Price Africa & Middle East	2.3

Short-Term Securities and Other Assets – 7.7%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/6/2006
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
MSCI ACWI ex USA IMI $12,509
MH Elite Select Portfolio of Funds $10,672
MH Elite Select Portfolio of Funds
MSCI ACWI ex USA IMI

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2015
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	-4.99%	0.50%	0.66%
MSCI ACWI ex USA IMI	-4.20%	1.71%	2.32%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2015

Mutual Funds (92.3%)	Shares	Value

MFS International Value I	9,983	$ 356,603
T. Rowe Price Health Sciences	4,771	328,513
Oakmark International I	15,177	324,183
Lazard International Strategic Equity I	22,762	303,414
Oppenheimer International Growth Y	7,908	283,828
PIMCO International StockPLUS AR Strategy I (USD-Hedged)	38,637	274,711
Virtus Emerging Markets I	30,190	270,506
Oppenheimer International Small-Mid Co Y	6,927	256,096
Oppenheimer Developing Markets Y	7,703	231,026
Oberweis International Opportunitites	9,891	210,979
FMI International	6,988	196,995
Vanguard Global Minimum Volatility Adm	8,543	193,080
Alpine Global Infrastructure I	9,744	160,582
Vanguard Materials Index Adm	3,209	154,064
AllianzGI Global Water I	11,981	150,120
Cohen & Steers Real Estate Securities I	10,323	149,690
Fidelity Select Chemicals Portfolio	1,094	143,048
Third Avenue Real Estate Value I	4,771	137,071
Baron Emerging Markets Retail	12,493	132,051
Vanguard Energy Index Adm	3,146	130,683
Harding Loevner Frontier Emerging Markets I	17,870	127,059
T. Rowe Price Africa and Middle East	15,182	115,233

Total Mutual Funds (Cost $ 4,347,860)		4,629,535

Short-Term Securities (7.2%)

Fidelity Institutional Money Market (Cost $ 362,798)		362,798

Total Short-term Securities (Cost $ 362,798)		362,798

Total Investments in Securities (Cost $ 4,710,658) (99.5%)		4,992,333

Other Assets (0.5%)		22,590

Net Assets (100%)		$ 5,014,923

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2015

Assets

Investments in securities at value (Cost $ 4,710,658)	$ 4,992,333
Cash	22,590

Total Assets	5,014,923

Liabilities
Total Liabilities	-

Net Assets	$ 5,014,923

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 969,139)	$ 4,729,314
Undistributed net investment income	16,231
Accumulated realized loss on investments	(12,297)
Net unrealized appreciation on investments	281,675

Net Assets	$ 5,014,923

Net asset value per share	$ 5.17

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2015

Investment income
Dividend income from underlying funds	$ 81,214
Interest income from underlying funds	1,503
Dividend income from money market	688
Total investment income	83,405

Expenses
Investment advisory fees	53,739
Administrative service fees	13,435
Total expenses	67,174

Net investment income	16,231

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	75,155
Net realized loss from investments	(87,452)
Net change in unrealized appreciation/(depreciation) on investments	(272,590)
Net realized and unrealized loss on investments	(284,887)

Net decrease in net assets resulting from operations	$ (268,656)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2015 and 2014

	2015	2014
Increase in net assets from operations
Net investment income	$ 16,231	$ 22,403
Capital gain distributions from underlying funds	75,155	144,811
Net realized gain/(loss) from investments	(87,452)	143,120
Net change in unrealized depreciation on investments	(272,590)	(399,717)
Net decrease in net assets resulting from operations	(268,656)	(89,383)

Distributions to shareholders from:
Net investment income	(143,099)	-
Realized gains	-	-
Total distributions	(143,099)	-

Capital share transactions (note 5)	(12,701)	170,882
Total increase/(decrease)	(424,456)	81,499

Net assets at beginning of period	5,439,379	5,357,880
Net assets at end of period	$ 5,014,923	$ 5,439,379

Undistributed net investment income included in net assets at end of period	$ 16,231	$ 22,403

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Thornburg Limited Term Income A	3.8	DoubleLine Total Return Bond I	5.1	PIMCO Income I	5.0
Frost Total Return Bond Inv	3.5	PIMCO Investment Grade Corp Bond I	4.5	Loomis Sayles Strategic Income Y	3.8
Virtus Multi-Sector Short Term Bond I	3.2	Payden Corporate Bond	3.8
		Western Asset Core Plus Bond Fl	3.8
		TCW Total Return Bond I	3.5

Emerging Markets Bond	%	World Bond	%	High Yield Bond	%
Fidelity New Markets Income	4.3	Vanguard Total Intl Bond Index Adm	5.1	Fidelity Capital & Income	3.8
Goldman Sachs Emerging Markets Debt IR	3.8	PIMCO Foreign Bond (USD - Hedged) I	4.9

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income I	3.5	Cohen & Steers Preferred Sec & Inc I	5.1	Vanguard Utility Index Adm	4.0
Nuveen Symphony Floating Rate Income I	2.9	Forward Select Income I	4.0

Income from Stock Dividends	%
Vanguard High Dividend Yield Index Inv	4.6

Short-Term Securities and Other Assets – 14.0%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2015
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	-2.39%	1.69%
Barclays Capital Aggregate Bond Index	0.55%	2.71%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2015

Mutual Funds (86.0%)	Shares	Value

Doubleline Total Return Bond Fund I	18,551	$ 199,979
Vanguard Total Intl Bond Index Adm	9,474	199,905
Cohen & Steers Preferred Sec & Inc I	14,659	199,356
PIMCO Income I	16,807	197,143
PIMCO Foreign Bond (USD-Hedged) I	19,360	191,857
Vanguard High Dividend Yield Index Inv	6,890	182,244
PIMCO Investment Grade Corporate Bond I	17,838	176,954
Fidelity New Markets Income	11,564	167,909
Forward Select Income I	7,092	158,575
Vanguard Utilities Index Adm	3,313	156,095
Western Asset Core Plus Bond FI	13,146	150,394
Goldman Sachs Emerging Markets Debt IR	12,669	150,000
Fidelity Capital and Income	16,376	149,836
Loomis Sayles Strategic Income Y	10,965	149,671
Payden Corporate Bond	13,928	149,443
Thornburg Limited Term Income A	11,321	149,214
Frost Total Return Bond Inv	13,787	140,630
Credit Suisse Floating Rate High Income I	21,412	140,459
TCW Total Return Bond I	13,671	138,488
Virtus Multi-Sector Short Term Bond I	27,347	126,891
Nuveen Symphony Floating Rate Income I	5,956	113,336

Total Mutual Funds (Cost $ 3,480,000)		3,388,379

Short-Term Securities (12.0%)

Fidelity Institutional Money Market (Cost $ 471,277)		471,277

Total Short-term Securities (Cost $ 471,277)		471,277

Total Investments in Securities (Cost $ 3,951,277) (98.0%)		3,859,656

Other Assets (2.0%)		79,371

Net Assets (100%)		$ 3,939,027

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2015

Assets

Investments in securities at value (Cost $ 3,951,277)	$ 3,859,656
Cash	79,371

Total Assets	3,939,027

Liabilities

Total Liabilities	-

Net Assets	$ 3,939,027

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 804,051)	$ 4,127,526
Undistributed net investment income	100,696
Accumulated realized loss on investments	(197,574)
Net unrealized depreciation on investments	(91,621)

Net Assets	$ 3,939,027

Net asset value per share	$ 4.90

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2015

Investment income
Dividend income from underlying funds	$ 43,893
Interest Income from underlying funds	105,471
Dividend income from money market	641
Total investment income	150,005

Expenses
Investment advisory fees	39,447
Administrative service fees	9,862
Total expenses	49,309

Net investment income	100,696

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	22,514
Net realized loss from investments	(196,028)
Net change in unrealized appreciation/(depreciation) on investments	(23,188)
Net realized and unrealized loss on investments	(196,702)

Net decrease in net assets resulting from operations	$ (96,006)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2015 and 2014

	2015	2014
Increase in net assets from operations
Net investment income	$ 100,696	$ 104,900
Capital gain distributions from underlying funds	22,514	40,274
Net realized loss from investments	(196,028)	(46,241)
Net change in unrealized depreciation on investments	(23,188)	(23,604)
Net increase increase/(decrease) in net assets resulting from operations	(96,006)	75,329

Distributions to shareholders from:
Net investment income	(104,900)	(78,471)
Realized gains	-	-
Total distributions	(104,900)	(78,471)

Capital share transactions (note 5)	299,349	711,103
Total increase	98,443	707,961

Net assets at beginning of period	$ 3,840,584	$ 3,132,623
Net assets at end of period	$ 3,939,027	$ 3,840,584

Undistributed net investment income included in net assets at end of period	$ 100,696	$ 104,900

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011 thus the ratios and supplement data have been annualized.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

(e)

For the period from August 15, 2011 (commencement of operations) through December 31, 2011.

(f)

Not Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2015

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at December 31, 2015. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2015 the net investment losses for the following Funds are:

Small Cap Fund of Funds - $39,467   Fund of Funds - $16,974

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.09% to 1.79% of average net assets.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

For the period ended December 31, 2015 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$60,246
MH Elite Fund of Funds	$103,952
MH Elite Select Portfolio of Funds	$53,739
MH Elite Income Fund of Funds	$39,447

For the period ended December 31, 2015 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$15.062
MH Elite Fund of Funds	$25,988
MH Elite Select Portfolio of Funds	$13,435
MH Elite Income Fund of Funds	$9,862

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2015 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 1,950,000	$ 2,054,103
MH Elite Fund of Funds	$ 4,050,000	$ 4,529,178
MH Elite Select Portfolio of Funds	$ 1,375,000	$ 977,548
MH Elite Income Fund of Funds	$ 1,575,000	$ 1,293,972

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2015, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/(Depreciation)
MH Elite Small Cap Fund of Funds	$ 385,754	$ (163,469)	$222,285
MH Elite Fund of Funds	$ 478,755	$ (305,949)	$172,806
MH Elite Select Portfolio of Funds	$ 480,967	$ (199,292)	$281,675
MH Elite Income Fund of Funds	$ 43,733	$ (135,354)	$(91,621)

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2015, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$16,231	$100,696
Undistributed long-term capital gain	$335,157	$921,444	$-	$-
Unrealized appreciation	$222,285	$172,806	$281,675	$-

At December 31, 2015, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2016 with an ex and pay date of January 8, 2016.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$335,157	$0.394016	$921,444	$0.547158

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$16,231	$0.016747	$100,696	$0.125235
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$-	$-	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2015, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely	$	$	$12,297	$ 197,574
Total	$	$	$12,297	$ 197,574

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012—2014) or expected to be taken in the Funds’ 2015  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2015, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	36,096	$ 251,233	41,104	$ 304,292
Shares issued in reinvestment of distributions	54,044	373,987	106,168	790,950
	90,140	625,220	147,272	1,095,242
Shares redeemed	(61,155)	(426,081)	(66,405)	(491,160)
Net Increase/(Decrease)	28,985	$ 199,139	80,867	$ 604,082

MH Elite Fund of Funds
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	89,100	$ 548,815	168,232	$1,176,817
Shares issued in reinvestment of distributions	259,717	1,597,259	75,761	520,476
	348,817	2,146,074	243,993	1,697,293
Shares redeemed	(112,680)	(707,994)	(148,358)	(1,044,199)
Net Increase	236,137	$1,438,080	95,635	$653,094

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	45,881	$ 254,747	83,400	$ 477,296
Shares issued in reinvestment of distributions	26,412	142,624	-	-
	72,293	397,371	83,400	477,296
Shares redeemed	(75,579)	(410,072)	(52,935)	(306,414)
Net Increase/(decrease)	(3,286)	$ (12,701)	30,465	$ 170,882

	MH Elite Income Fund of Funds
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	136,996	$ 688,355	317,957	$1,655,127
Shares issued in reinvestment of distributions	20,897	104,900	15,601	78,471
	157,893	793.255	333,558	1,733,598
Shares redeemed	(98,185)	(493,906)	(196,534)	(1,022,495)
Net Increase	59,708	$ 299,349	137,024	$ 711,103

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2015

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2015:

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 5,545,187	$ 10,098,881	$ 4,992,333	$ 3,859,656
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 5,545,187	$ 10,098,881	$ 4,992,333	$ 3,859,656

The Funds did not hold any Level 3 investments during the year ended December 31, 2015.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”), including the schedules of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund.  These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of of each of the portfolios constituting MH Elite Portfolio of Funds Trust as of December 31, 2015 the results of their operations for the year then ended, the changes in their net assets for each of the periods indicated therein, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, PA

February 26, 2016

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

Unaudited

December 31, 2015

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

Unaudited

December 31, 2015

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2015 through December 31, 2015.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period July 1, 2015 to December 31, 2015 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 904	$6.00	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 968	$6.20	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 925	$6.06	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 978	$6.23	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.09% to 1.79% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2015

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 87	Independent Trustee	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 70	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 47	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 60	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President and Software Engineering Manager	4	None
Vincent Rettino (b) 625 Downer Street Westfield, NJ 07090 40	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2015

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 64	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 60	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President and Software Engineering Manager	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

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MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2015

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant  has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2015	2014
Audit Fees	$24,000	$24,000
Audit-Related	0	0
Tax Fees	4,000	3,950
All Other Fees	0	0
Total	$28,000	$27,950

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a)Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 26, 2016